Revenues (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue by Geographic Region

Revenues by geographic region were as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
United States	$29,653	$44,049	$57,332	$84,520
International	$2,325	$4,716	$4,482	$8,957

	$31,978	$48,765	$61,814	$93,477

Revenue by geographic region were as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
United States	$58,075	$87,328	$127,192
International	67	4,207	10,988

	$58,142	$91,534	$138,180

Schedule of Accounts, Notes, Loans and Financing Receivable

Accounts receivable, less allowance for doubtful accounts, is as follows as of January 31, 2020 and July 31, 2020:

	As of January 31, 2020	As of July 31, 2020
Trade accounts receivable	$32,686	$29,082
Unbilled accounts receivable	1,425	1,321
Allowance for doubtful accounts	—	(622)
Other accounts receivable	94	447

Total accounts receivable, net	$34,205	$30,228

Accounts receivable, less allowance for doubtful accounts, is as follows as of January 31, 2019 and 2020:

	As of January 31,
	2019	2020
Trade accounts receivable	$21,999	$32,686
Unbilled accounts receivable	3,589	1,425
Other accounts receivable	30	94
Allowances	(123)	—

Total accounts receivable, net	$25,495	$34,205